Revenue from contracts with customers	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue from contracts with customers

(4) Revenue from contracts with customers

Disaggregation of revenue

The following table depicts the disaggregation of revenue by type of customer or sales channel, market segment as defined by nature of workflows and activities of the end customer and timing of revenue recognition (in thousands):

Nine months ended September 30,
	2020	2019

Type of Sales Channel
Direct sales channel	$	$
Distributor channel

Net revenues	$	$

Market Segment
Antibody therapeutics	$	$
Cell therapy
Synthetic biology

Net revenues	$	$

Timing of Revenue Recognition
Goods and services transferred at a point in time	$	$
Services transferred over time

Net revenues	$	$

Revenues by geographical markets are presented in Note 17 to these condensed consolidated financial statements.

Contract balances

The following table provides information about receivables, contract assets and deferred revenue from contracts with customers (in thousands):

	September 30, 2020	December 31, 2019
Trade accounts receivable	$	$9,334
Contract assets, which are included in ‘Prepaid expenses and other current assets’		5,234
Deferred revenue (current)		9,686
Deferred revenue (non-current)		1,461

(4) Revenue from contracts with customers

The Company adopted ASC 606 and related amendments on January 1, 2018, using the full retrospective method, and accordingly, has restated the prior reporting period presented to conform to the new rules. The most significant impact of the new standard relates to the Company’s accounting for development agreement arrangements. For development agreements, contracts generally include specific milestones associated with the development of customized platforms over extended periods of time. Under the prior rules, revenues were recognized over time using the percentage of completion method based on the input measure of costs incurred, subject to contingent revenue provision limits. Under the new standard, contingent revenue is no longer applicable, and revenue is also recognized over time using an input measure of progress based on costs incurred, subject to the variable consideration constraint, ensuring that a cumulative significant revenue reversal is not probable.

Disaggregation of revenue

The following table depicts the disaggregation of revenue by type of customer or sales channel, market segment as defined by nature of workflows and activities of the end customer and timing of revenue recognition (in thousands):

	Year ended December 31,
	2018	2019

Type of Sales Channel
Direct sales channel	$30,182	$53,014
Distributor channel	1,117	3,679

Net Revenues	$31,299	$56,693

Market Segment
Antibody Therapeutics	$30,277	$49,428
Cell Therapy	1,012	2,550
Synthetic Biology	10	4,715

Net Revenues	$31,299	$56,693

Timing of Revenue Recognition
Goods and services transferred at a point in time	$22,831	$43,359
Services transferred over time	8,468	13,334

Net Revenues	$31,299	$56,693

Revenues by geographical markets are presented in Note 18 to these consolidated financial statements.

Contract balances

The following table provides information about receivables, contract assets and deferred revenue from contracts with customers (in thousands):

	December 31,
	2018	2019
Trade accounts receivable	$11,723	$9,334
Contract assets, which are included in ‘Prepaid expenses and other current assets’	646	5,234
Deferred revenue (current)	9,482	9,686
Deferred revenue (non-current)	31	1,461

For the years ended December 31, 2018 and 2019, changes in the contract assets were associated with feasibility and development agreement revenues, primarily due to the timing difference of progress made on a project and the related right to bill upon completion of a feasibility program or achievement of milestones.

For the year ended December 31, 2018, deferred revenue increased by $9.2 million, primarily due to an increase in advance billings on advanced automation systems arrangements. This excludes the amounts recognized as revenue during the year. Of the amount of revenue recognized during the year ended December 31, 2018, $1.6 million was included in the deferred revenue balance at December 31, 2017. The Company did not have a cumulative catch-up adjustment to revenue that affected the corresponding deferred revenue amounts during the year ended December 31, 2018.

For the year ended December 31, 2019, deferred revenue increased by $1.6 million, primarily due to an increase in advance billings for development agreements along with extended warranty and product purchases. This excludes the amounts recognized as revenue during the year. Of the amount of revenue recognized during the year ended December 31, 2019, $9.1 million was included in the deferred revenue balance at December 31, 2018. The Company did not have a cumulative catch-up adjustment to revenue that affected the corresponding deferred revenue amounts during the year ended December 31, 2019.

Performance obligations

A significant number of the Company’s product and service sales, as well as its feasibility study arrangements, are short-term in nature with a contract term of one year or less. For those contracts, the Company has utilized the practical expedient in ASC 606-10-50-14 exempting the Company from disclosure of the transaction price allocated to remaining performance obligations if the performance obligation is part of a contract that has an original expected duration of one year or less.

As of December 31, 2019, the aggregate amount of the transaction price allocated to the remaining performance obligations related to customer contracts that are unsatisfied or partially unsatisfied was $3.8 million which includes deferred revenue on the Company’s consolidated balance sheet. Of that amount, $0.9 million will be recognized as revenue during the year ended December 31, 2020 and approximately $2.9 million thereafter.

Sales-type lease arrangements

The company enters into sales-type lease arrangements with certain qualified customers. Revenue related to lease elements from sales-type leases is presented as product revenue and was $1.9 million for the year ended December 31, 2019. The Company recorded no sales-type lease arrangement revenue in the year ended December 31, 2018.

The following table presents the future maturity of the Company’s fixed-term customer leases and reconciles the undiscounted cash flows to the amounts due from customers under such arrangements as of December 31, 2019 (in thousands):

Sales-Type Leases
2020	$982
2021	737
2022	368
Thereafter	—

Total undiscounted cash flows	2,087
Less: unearned income	(264)

Total amounts due from customers, gross	$1,823